Net Loss Per Share (Details) - Schedule of Dilutive Securities Not Included in Net Loss Per Common Share - shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Dilutive Securities Not Included in Net Loss Per Common Share [Line Items]
Antidilutive Securities	9,070,467	19,322,676
Restricted Stock Units (RSUs) [Member]
Schedule of Dilutive Securities Not Included in Net Loss Per Common Share [Line Items]
Antidilutive Securities	209,494	10,984,241
Share-Based Payment Arrangement, Option [Member]
Schedule of Dilutive Securities Not Included in Net Loss Per Common Share [Line Items]
Antidilutive Securities	5,905,684	5,754,052
Convertible Preferred Stock [Member]
Schedule of Dilutive Securities Not Included in Net Loss Per Common Share [Line Items]
Antidilutive Securities	2,254,901	2,254,901
Warrant [Member]
Schedule of Dilutive Securities Not Included in Net Loss Per Common Share [Line Items]
Antidilutive Securities	700,388	200,000
Convertible Debt Securities [Member]
Schedule of Dilutive Securities Not Included in Net Loss Per Common Share [Line Items]
Antidilutive Securities		129,482